UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22122

DOLLAR STRATEGY GLOBAL TRUST

                                                                                                                                                                                         (Exact name of registrant as specified in charter)

81790 Golden Star Way, La Quinta, CA                 92253

            (Address of principal executive offices)                             (Zip code)

Michael McDonald
Dollar Strategy Global Trust
81790 Golden Star Way
La Quinta, CA 92253

(Name and address of agent for service)

Registrant's telephone number, including area code: 760-393-2540

Date of fiscal year end: November 30

Date of reporting period: January 15, 2008 - June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Item 1 - Proxy Voting Record

Account Name: DOLLAR STRATEGY GLOBAL FUND
Custodian Name: HUNTINGTON BANK

WIPRO LTD

Ticker:	WIT	Meeting Date:	7/17/2008
CUSIP	97651M109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. RECEIVE, CONSIDER AND ADOPT THE AUDITED BALANCE SHEET				FOR	FOR	WITH	ISSUER

2. TO CONFIRM THE PAYMENT OF INTERIM DIVIDED.				FOR	FOR	WITH	ISSUER

3. RE-APPOINTMENT OF AUDITORS AND FIX THEIR REMUNERATION				FOR	FOR	WITH	ISSUER

4. APPOINT A DIRECTOR IN PLACE OF DR ASHOK S GSNGULY				FOR	FOR	WITH	ISSUER

5. APPOINT A DIRECTOR IN PLACE OR MR SURESH VASWANI AS DIRECTOR				FOR	FOR	WITH	ISSUER

6. APPOINTMENT OF MR SURESH AS DIRE		DIRECTOR OF THE COMPANY		FOR	FOR	WITH	ISSUER

7. APPOINTMENT OF MR PARANJPE AS DIRECTOR OF COMPANY				FOR	FOR	WITH	ISSUER

8. APPOINTMENT OF VASWANI AS DIRECTOR OF COMPANY				FOR	FOR	WITH	ISSUER

9. AMMENDMENT TO ARTICLES OF ASSOCIATION FOR INCREASE IN				FOR	FOR	WITH	ISSUER
NUMBER OF DIRECTORS.

WIPRO LTD

Ticker:	WIT	Meeting Date:	6/9/208
CUSIP	97651M109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. INCLUSION OF ADDITIONAL OBJECTS IN THE OBJECTS CLAUSE OF				FOR	FOR	WITH	ISSUER
MEMORANDUM OF ASSOCIATION OF THE COMPANY.

2. APPROVAL FOR CREATION OF CHARGES, ECT. FOR SECURED				FOR	AGAINST	AGAINST	ISSUER
BORROWING.

CHEVERON COPR.

Ticker:	CVX	Meeting Date:	5/28/2008
CUSIP	166764100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.ELECTION OF	BOARD OF DIRETIORS			FOR			ISSUER

2. RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING				FOR			ISSUER
FIRM.

3. PROPOSAL TO AMEND CHEVRON RESTATED CERTIFICATE OF				FOR			ISSUER
INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED
SHARES OF COMMON STOCK

4. ADOPT POLICY TO SEPRATE THE CEO/CHAIRMAN POSITIONS.				AGAINST			ISSUER

5. ADOPT POLICY AND REPORT ON HUMAN RIGHTS				AGAINST			SHAREHOLDERS

6. REPORTS ON ENVIROMENT IMPACT OF CANADIAN OIL SANDS OPERATIONS				AGAINST			SHAREHOLDERS

7. ADOPT GOALS AND REPORTS ON GREENHOUSE GAS EMISSIONS				AGAINST			SHAREHOLDERS

8. REVIEWS AND REPORTS ON GIDELINES FOR CONTRY SELECTION				AGAINST			SHAREHOLDERS

9. REPORT ON HOST COUNTRY LAWS				AGAINST			SHAREHOLDERS

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOLLAR STRATEGY GLOBAL TRUST

By: /s/ Michael McDonald

      Michael McDonald, President

Date:             8-22-08